Expense Example {- Franklin High Income Fund} - Franklin High Income Fund-24 - Franklin High Income Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 461
3 years	645
5 years	844
10 years	1,419
Class A1
Expense Example:
1 year	452
3 years	615
5 years	792
10 years	1,305
Class C
Expense Example:
1 year	230
3 years	406
5 years	702
10 years	1,545
Class R
Expense Example:
1 year	115
3 years	359
5 years	622
10 years	1,375
Class R6
Expense Example:
1 year	53
3 years	178
5 years	313
10 years	709
Advisor Class
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 786